SEGMENT INFORMATION - Assets, Revenues, Depreciation and Amortization, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 2,626,297	$ 2,574,098				$ 3,033,219				$ 2,574,098	$ 3,033,219	$ 2,907,719
Revenues	104,903	112,247	$ 100,187	$ 99,686	$ 131,408	133,671	$ 127,479	$ 128,183	$ 117,320	443,528	506,653	488,741
Depreciation and amortization	29,900				28,153					111,574	106,930	115,118
Capital expenditures	18,583				60,848					182,291	200,586	124,215
Reportable Segments
Segment Reporting Information [Line Items]
Assets	2,465,739	2,490,945				2,980,700				2,490,945	2,980,700	2,872,636
Revenues	104,260				107,891					415,906	428,492	469,224
Depreciation and amortization	28,924				27,619					108,822	105,024	113,754
Capital expenditures	16,856				44,747					163,028	189,951	121,174
Reportable Segments | Utica Shale
Segment Reporting Information [Line Items]
Assets	205,341	206,368				207,357				206,368	207,357	212,311
Revenues	6,962				7,495					33,991	35,233	38,907
Depreciation and amortization	1,927				1,908					7,659	7,672	7,009
Capital expenditures	909				101					3,902	5,719	22,921
Reportable Segments | Ohio Gathering
Segment Reporting Information [Line Items]
Assets	271,268	275,000				649,250				275,000	649,250	690,485
Reportable Segments | Williston Basin
Segment Reporting Information [Line Items]
Assets	452,684	452,152				526,819				452,152	526,819	512,860
Revenues	31,263				34,199					105,651	123,650	161,503
Depreciation and amortization	6,495				5,436					19,829	22,642	33,772
Capital expenditures	4,943				8,023					30,861	25,202	17,309
Reportable Segments | Barnett Shale
Segment Reporting Information [Line Items]
Assets	345,248	350,638				376,564				350,638	376,564	383,306
Revenues	15,574				15,285					71,802	68,265	71,667
Depreciation and amortization	4,032				4,330					16,575	15,325	15,001
Capital expenditures	657				(118)					184	1,370	569
Reportable Segments | Marcellus Shale
Segment Reporting Information [Line Items]
Assets	184,279	184,631				208,790				184,631	208,790	217,362
Revenues	6,235				6,197					24,471	29,573	30,394
Depreciation and amortization	2,300				2,283					9,141	9,090	9,047
Capital expenditures	422				102					693	1,030	641
Reportable Segments | DJ Basin
Segment Reporting Information [Line Items]
Assets	200,473	205,308				166,580				205,308	166,580	79,438
Revenues	7,959				4,816					26,050	15,294	11,860
Depreciation and amortization	1,527				799					3,732	3,133	2,636
Capital expenditures	6,298				28,356					80,487	64,920	7,150
Reportable Segments | Permian Basin
Segment Reporting Information [Line Items]
Assets	184,043	185,708				145,702				185,708	145,702	57,590
Revenues	7,010				4,619					20,303	958	0
Depreciation and amortization	1,345				1,072					4,868	243	0
Capital expenditures	3,281				7,057					44,955	83,823	56,020
Reportable Segments | Piceance Basin
Segment Reporting Information [Line Items]
Assets	622,403	631,140				699,638				631,140	699,638	719,284
Revenues	29,257				35,280					133,638	155,519	154,893
Depreciation and amortization	11,298				11,791					47,018	46,919	46,289
Capital expenditures	346				1,226					1,946	7,887	16,564
Corporate and Other
Segment Reporting Information [Line Items]
Assets	160,558	83,153				56,838				83,153	56,838	35,332
Revenues	643				26,838					30,552	88,286	26,446
Depreciation and amortization	976				534					2,752	1,906	1,364
Capital expenditures	1,727				16,101					19,263	10,635	3,041
Eliminations
Segment Reporting Information [Line Items]
Assets		$ 0				$ (4,319)				0	(4,319)	(249)
Revenues	$ 0				$ (3,321)					$ (2,930)	$ (10,125)	$ (6,929)